Risk management and financial instruments (Interest rate swap agreements) (Details) - Interest Rate Swap - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Outstanding principal	$ 2,714.1	$ 2,735.8
Minimum
Derivative [Line Items]
Derivative, pay rate	2.45%
Maximum
Derivative [Line Items]
Derivative, pay rate	2.52%
London Interbank Offered Rate (LIBOR)
Derivative [Line Items]
Derivative, floor rate	1.00%